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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [_]; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.): [_]  is a restatement.
                                           [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Silver Lake Group, L.L.C.
Address:   2775 Sand Hill Road, Suite 100
           Menlo Park, CA 94025

Form 13F File Number:  028-12791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James A. Davidson
Title:   Managing Member
Phone:   (650) 233-8130

Signature, Place, and Date of Signing:


/s/ James A. Davidson                  Menlo Park, CA   May 13, 2008
------------------------------------   [City, State]    [Date]
[Signature]

* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        3
Form 13F Information Table Entry Total:   3
Form 13F Information Table Value Total:   $329,321 (thousands)

..

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -----------------------------------------
1.    028-12354              Silver Lake (Offshore) AIV GP Ltd.
2.    028-12356              Silver Lake Technology Associates, L.L.C.
3.    028-12358              Silver Lake Technology Management, L.L.C.

                           FORM 13F INFORMATION TABLE
                            Silver Lake Group, L.L.C.
                       FOR QUARTER ENDED - March 31, 2008

                                                                                                             Voting Authority
                   Title of               Value (x   Shrs or prn   SH/   Put/   Investment     Other    -------------------------
Name of Issuer       Class      CUSIP      $1000)        amt       PRN   Call   Discretion   Managers   Sole     Shared      None
----------------   --------   ---------   --------   -----------   ---   ----   ----------   --------   ----   -----------   ----
GARTNER, INC.         COM     366651107   $255,782    13,225,518    SH            OTHER        2, 3             13,225,518
NETSCOUT SYSTEMS      COM     64115T104   $ 26,203     2,817,531    SH            OTHER        2, 3              2,817,531
CURRENCYSHARES
EURO                  COM     23130C108     10,516     66,435.02    SH            OTHER           3              66,435.02
SPDR LEHMAN
INTERNATIONAL
TREASURY BOND
ETF                   COM     78464A516      9,651    166,511.39    SH            OTHER           3             166,511.39
ISHARES LEHMAN
TIPS                  COM     464287176      8,021     72,984.53    SH            OTHER           3              72,984.53
ISHARES LEHMAN
20 YR                 COM     464287432      3,773     39,347.17    SH            OTHER           3              39,347.17
CRNCYSHRS JPN
YEN TR                COM     23130A102      3,781     37,719.47    SH            OTHER           3              37,719.47
VANGUARD REIT
ETF                   COM     922908553        481      7,709.57    SH            OTHER           3               7,709.57
ISHARES TR FTSE
INDX                  COM     464287184      1,353     10,011.84    SH            OTHER           3              10,011.84
VANGUARD TOTAL
STOCK MARKET ETF      COM     922908769      3,902     29,786.26    SH            OTHER           3              29,786.26
ISHARES MSCI
E.M.I.F               COM     464287234      1,793     13,342.76    SH            OTHER           3              13,342.76
STREETTRACKS
GOLD TR               COM     863307104      1,463     16,181.84    SH            OTHER           3              16,181.84
ISHARES GSCI
CMDTY                 COM     46428R107        816     14,103.01    SH            OTHER           3              14,103.01
ISHARES MCSI
GERMANY INDEX FD      COM     464286806        812     25,769.60    SH            OTHER           3              25,769.60
SPDR S&P
INTERNATIONAL
SMALL CAP ETF         COM     78463X871        488     15,240.47    SH            OTHER           3              15,240.47
SPDR DJ WILSHIRE
INTERNATIONAL
REAL ESTATE ETF       COM     78463X863        486      9,195.84    SH            OTHER           3               9,195.84
ULTRASHORT REAL
ESTATE PROSHARES      COM     74347R552      2,472     24,884.24    SH            OTHER           3              24,884.24
ISHARES MSCI
EAFE FD               COM     464287465        648      9,012.52    SH            OTHER           3               9,012.52

